Mortgage Loans Payable (Details) - Schedule of maturities of long-term debt (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Amount
2014	$ 222.7
2015	185.8
2016	188.5
2017	51.9
2018	16.8
Thereafter	1,642.0
Total maturities	$ 2,307.7	$ 2,253.8